Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2015	2014	2013

Distributed earnings allocated to common stock	$25,212	$23,984	$23,100
Undistributed earnings allocated to common stock	28,272	28,416	24,678
Net earnings allocated to common shareholders	$53,484	$52,400	$47,778

Average shares outstanding	15,123	15,403	15,564

Effect of dilutive securities:
Employee stock options and warrant outstanding	48	85	144

Shares for diluted earnings per share	15,171	15,488	15,708

Basic earnings per share	$3.54	$3.40	$3.07
Diluted earnings per share	$3.53	$3.38	$3.04

Options to purchase approximately 13,000 shares of common stock at an exercise price of $46.41 per share were outstanding during December 31, 2015, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares and therefore, the effect would have been anti-dilutive. During the years ended December 31, 2014 and December 31, 2013, there were no anti-dilutive options outstanding.